Equity - Schedule of Activity Related to Restricted Common Stock (Details) (10-K) - Restricted Common Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Common Stock, Outstanding Beginning	2,426	6,063	13,882
Restricted Common Stock, Granted	216,783	61,426	35,714
Restricted Common Stock, Forfeited		(1,649)	(4,064)
Restricted Common Stock, Vested	(218,009)	(63,414)	(39,469)
Restricted Common Stock, Outstanding Ending	1,200	2,426	6,063
Weighted Average Grant Date Fair Value, Outstanding Beginning	$ 65.33	$ 44.38	$ 47.74
Weighted Average Grant Date Fair Value, Granted	5.00	7.00	7.00
Weighted Average Grant Date Fair Value, Forfeited		65.33	65.31
Weighted Average Grant Date Fair Value, Vested	5.34	8.83	63.84
Weighted Average Grant Date Fair Value, Outstanding Ending	$ 65.33	$ 65.33	$ 44.38